Commitments and Contingencies (Schedule of Minimum Future Obligations under Capital and Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Minimum future obligations under capital leases due in 2012	$ 5,384
Minimum future obligations under capital leases due in 2013	5,307
Minimum future obligations under capital leases due in 2014	5,196
Minimum future obligations under capital leases due in 2015	5,178
Minimum future obligations under capital leases due in 2016	3,922
Minimum future obligations under capital leases due thereafter	2,802
Minimum future obligations under capital leases due, total	27,789
Less: Amount representing interest	(4,287)
Minimum future obligations under capital leases due, net	23,502
Less: Current portion	(4,006)
Long-term portion	19,496
Minimum future obligations under operating leases due in 2012	15,879
Minimum future obligations under operating leases due in 2013	12,067
Minimum future obligations under operating leases due in 2014	9,316
Minimum future obligations under operating leases due in 2015	6,905
Minimum future obligations under operating leases due in 2016	4,763
Minimum future obligations under operating leases due thereafter	3,018
Minimum future obligations under operating leases due, total	$ 51,948